Consolidated Balance Sheets (Parenthetical) $ in Thousands	Dec. 31, 2020 £ / shares shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 USD ($) shares
Convertible preferred shares par value (in dollars per share) | £ / shares	£ 0.008	£ 0.008
Convertible preferred shares authorized (in shares)	0		9,782,505
Convertible preferred shares issued (in shares)	0		9,782,505
Convertible preferred shares outstanding (in shares)	0		9,782,505
Convertible preferred shares, liquidation preference | $			$ 39,279
Ordinary Shares
Common stock, par value (in dollars per share) | £ / shares	£ 0.008	0.008
Common stock, authorized (in shares)	35,930,331		10,752,429
Common stock, issued (in shares)	35,930,331		10,752,429
Common stock, outstanding (in shares)	35,930,331		10,752,429
Deferred Shares
Common stock, par value (in dollars per share) | £ / shares	£ 21,921.504	£ 21,921.504
Common stock, authorized (in shares)	1		0
Common stock, issued (in shares)	1		0
Common stock, outstanding (in shares)	1		0